DBX ETF Trust | 1
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 97.1%
Basic Materials — 4.6%
Chemicals — 2.1%
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
138,000 127,126
Chemours Co.
5.375%, 5/15/27
117,000 115,110
144A,5.75%, 11/15/28
140,000 132,606
144A,4.625%, 11/15/29
118,000 105,437
Consolidated Energy Finance
SA,144A,5.625%, 10/15/28
107,000 92,330
INEOS Finance PLC
144A,6.75%, 5/15/28
86,000 87,360
144A,7.50%, 4/15/29
139,000 143,984
Methanex Corp.,5.125%, 10/15/27
131,000 128,771
NOVA Chemicals Corp.
144A,5.00%, 5/1/25
77,000 76,790
144A,5.25%, 6/1/27
207,000 203,566
144A,8.50%, 11/15/28
74,000 78,965
144A,4.25%, 5/15/29
120,000 111,722
Olin Corp.
5.125%, 9/15/27
118,000 116,566
5.625%, 8/1/29
120,000 119,187
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28
235,000 224,451
144A,6.625%, 5/1/29
124,000 121,151
Tronox, Inc.,144A,4.625%,
3/15/29
205,000 188,970
WR Grace Holdings LLC
144A,4.875%, 6/15/27
128,000 125,953
144A,5.625%, 8/15/29
230,000 215,281
(Cost $2,463,606)
2,515,326
Forest Products & Paper
— 0.2%
Mercer International, Inc.
144A,12.875%, 10/1/28
70,000 75,137
5.125%, 2/1/29
171,000 149,723
(Cost $225,448)
224,860
Iron/Steel — 0.7%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27
88,000 88,242
144A,6.875%, 11/1/29
170,000 171,316
Mineral Resources Ltd.
144A,8.125%, 5/1/27
123,000 123,887
144A,8.00%, 11/1/27
136,000 138,727
144A,9.25%, 10/1/28
205,000 214,978
United States Steel
Corp.,6.875%, 3/1/29
122,000 123,477
(Cost $850,926)
860,627
Principal
Amount $ Value $
Mining — 1.6%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27
140,000 139,943
144A,6.125%, 5/15/28
134,000 135,716
144A,4.125%, 3/31/29
105,000 99,796
First Quantum Minerals Ltd.
144A,6.875%, 10/15/27
317,000 317,700
144A,9.375%, 3/1/29
310,000 332,386
FMG Resources August 2006
Pty Ltd.,144A,4.50%, 9/15/27
143,000 139,789
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26
105,000 103,563
144A,6.125%, 4/1/29
130,000 131,278
Kaiser Aluminum
Corp.,144A,4.625%, 3/1/28
98,000 94,003
Nexa Resources SA,144A,6.50%,
1/18/28
83,000 84,803
Novelis Corp.,144A,3.25%,
11/15/26
153,000 147,330
Vedanta Resources Finance II
PLC
144A,9.25%, 4/23/26
100,000 99,762
144A,10.875%, 9/17/29
185,000 188,721
(Cost $1,959,624)
2,014,790
Communications — 18.7%
Advertising — 1.4%
Clear Channel Outdoor
Holdings, Inc.
144A,5.125%, 8/15/27
302,000 295,046
144A,7.75%, 4/15/28
189,000 174,243
144A,9.00%, 9/15/28
133,000 141,227
144A,7.50%, 6/1/29
200,000 177,226
Lamar Media Corp.,3.75%,
2/15/28
125,000 118,693
Neptune Bidco US,
Inc.,144A,9.29%, 4/15/29
505,000 469,044
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
129,000 127,327
144A,4.25%, 1/15/29
95,000 89,666
Stagwell Global
LLC,144A,5.625%, 8/15/29
200,000 192,984
(Cost $1,734,814)
1,785,456
Internet — 1.7%
Cogent Communications Group
LLC
144A,3.50%, 5/1/26
119,000 115,469
144A,7.00%, 6/15/27
100,000 101,571
Gen Digital, Inc.
144A,5.00%, 4/15/25
205,000 204,794
144A,6.75%, 9/30/27
160,000 163,422
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
107,000 106,201

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
144A,3.50%, 3/1/29
157,000 145,725
Match Group Holdings II LLC
144A,5.00%, 12/15/27
95,000 92,682
144A,4.625%, 6/1/28
99,000 95,282
Newfold Digital Holdings Group,
Inc.,144A,11.75%, 10/15/28
102,000 76,444
Rakuten Group, Inc.
144A,11.25%, 2/15/27
344,000 375,695
144A,9.75%, 4/15/29
389,000 425,620
Wayfair LLC,144A,7.25%,
10/31/29
160,000 162,543
(Cost $2,027,325)
2,065,448
Media — 9.7%
AMC Networks, Inc.
144A,10.25%, 1/15/29
171,000 181,969
4.25%, 2/15/29 (a)
192,000 146,140
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.50%, 5/1/26
130,000 129,906
144A,5.125%, 5/1/27
625,000 617,096
144A,5.00%, 2/1/28
463,000 452,825
144A,5.375%, 6/1/29
303,000 295,301
144A,6.375%, 9/1/29
301,000 302,718
CSC Holdings LLC
144A,5.50%, 4/15/27 (a)
308,000 279,732
144A,5.375%, 2/1/28
200,000 175,073
144A,7.50%, 4/1/28
183,000 132,438
144A,11.25%, 5/15/28
211,000 208,980
144A,11.75%, 1/31/29
383,000 380,124
144A,6.50%, 2/1/29
336,000 288,849
Directv Financing LLC / Directv
Financing Co.-Obligor,
Inc.,144A,5.875%, 8/15/27
729,000 716,951
DISH DBS Corp.
7.75%, 7/1/26
381,000 328,024
144A,5.25%, 12/1/26
514,000 473,458
7.375%, 7/1/28
190,000 144,278
144A,5.75%, 12/1/28
489,000 427,108
5.125%, 6/1/29
300,000 198,962
DISH Network
Corp.,144A,11.75%, 11/15/27
756,000 803,878
Gray Television, Inc.
144A,7.00%, 5/15/27 (a)
149,000 146,159
144A,10.50%, 7/15/29
239,000 243,443
iHeartCommunications, Inc.
6.375%, 5/1/26
165,000 143,550
8.375%, 5/1/27
176,000 102,960
144A,5.25%, 8/15/27 (a)
147,000 105,472
144A,4.75%, 1/15/28 (a)
91,000 60,287
LCPR Senior Secured Financing
DAC
144A,6.75%, 10/15/27
216,000 196,751
144A,5.125%, 7/15/29 (a)
162,000 133,117
Principal
Amount $ Value $
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28
147,000 144,135
144A,8.00%, 8/1/29
145,000 146,817
News Corp.,144A,3.875%,
5/15/29
188,000 176,705
Nexstar Media, Inc.
144A,5.625%, 7/15/27
337,000 332,386
144A,4.75%, 11/1/28 (a)
178,000 168,212
Radiate Holdco LLC / Radiate
Finance, Inc.
144A,4.50%, 9/15/26
176,000 152,413
144A,6.50%, 9/15/28
195,000 129,222
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26
245,000 235,876
144A,5.00%, 8/1/27
320,000 314,803
144A,4.00%, 7/15/28
352,000 330,803
144A,5.50%, 7/1/29
240,000 234,766
TEGNA, Inc.
144A,4.75%, 3/15/26
82,000 81,245
4.625%, 3/15/28
208,000 198,506
5.00%, 9/15/29
210,000 198,605
Univision Communications, Inc.
144A,6.625%, 6/1/27
272,000 271,251
144A,8.00%, 8/15/28
280,000 285,975
144A,4.50%, 5/1/29
216,000 194,047
Virgin Media Secured Finance
PLC,144A,5.50%, 5/15/29
273,000 259,349
VTR Finance NV,144A,6.375%,
7/15/28
95,000 90,881
Ziggo Bond Co. BV,144A,6.00%,
1/15/27
106,000 106,114
(Cost $11,685,547)
11,867,660
Telecommunications — 5.9%
Altice Financing SA
144A,5.00%, 1/15/28
225,000 179,810
144A,5.75%, 8/15/29
402,000 304,958
Altice France Holding SA
144A,10.50%, 5/15/27
317,000 91,051
144A,6.00%, 2/15/28
230,000 62,219
Altice France SA
144A,8.125%, 2/1/27
334,000 281,402
144A,5.50%, 1/15/28
199,000 154,524
144A,5.125%, 1/15/29
100,000 75,744
144A,5.125%, 7/15/29
464,000 355,708
144A,5.50%, 10/15/29
379,000 291,787
C&W Senior Finance
Ltd.,144A,6.875%, 9/15/27
150,000 149,027
CommScope LLC
144A,6.00%, 3/1/26
279,000 274,345
144A,8.25%, 3/1/27
162,000 150,466
144A,7.125%, 7/1/28
124,000 104,980
144A,4.75%, 9/1/29
254,000 210,503

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
CommScope Technologies LLC
144A,6.00%, 6/15/25
308,000 301,665
144A,5.00%, 3/15/27
133,000 114,474
Connect Finco SARL / Connect
US Finco LLC,144A,9.00%,
9/15/29
390,000 360,408
Consolidated Communications,
Inc.
144A,5.00%, 10/1/28
91,000 85,902
144A,6.50%, 10/1/28
135,000 131,724
Frontier Communications
Holdings LLC
144A,5.875%, 10/15/27
256,000 256,527
144A,5.00%, 5/1/28
271,000 268,481
144A,6.75%, 5/1/29
208,000 210,851
5.875%, 11/1/29
140,000 140,339
Hughes Satellite Systems Corp.
5.25%, 8/1/26 (a)
131,000 119,395
6.625%, 8/1/26 (a)
139,000 113,917
Iliad Holding SASU
144A,6.50%, 10/15/26
124,000 126,157
144A,7.00%, 10/15/28
152,000 154,490
Level 3 Financing, Inc.
144A,10.50%, 4/15/29
137,000 153,955
144A,4.875%, 6/15/29 (a)
121,000 106,318
144A,11.00%, 11/15/29
310,000 352,633
Millicom International Cellular
SA
144A,5.125%, 1/15/28
73,800 71,271
144A,6.25%, 3/25/29
108,000 107,237
VEON Holdings BV,144A,3.375%,
11/25/27
212,000 185,879
Viasat, Inc.
144A,5.625%, 9/15/25
76,000 75,547
144A,5.625%, 4/15/27 (a)
107,000 102,189
144A,6.50%, 7/15/28
75,000 60,180
Windstream Escrow LLC /
Windstream Escrow Finance
Corp.,144A,7.75%, 8/15/28
249,000 251,165
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27
303,000 285,993
144A,6.125%, 3/1/28
208,000 192,069
Zegona Finance
PLC,144A,8.625%, 7/15/29
186,000 198,090
(Cost $7,224,190)
7,213,380
Consumer, Cyclical — 18.3%
Airlines — 1.3%
Air Canada,144A,3.875%,
8/15/26
238,000 232,373
American Airlines Group,
Inc.,144A,3.75%, 3/1/25
95,000 94,366
American Airlines, Inc.
144A,7.25%, 2/15/28
133,000 136,345
144A,8.50%, 5/15/29
195,000 206,157
Principal
Amount $ Value $
Spirit Loyalty Cayman Ltd. /
Spirit IP Cayman Ltd.
144A,8.00%, 9/20/25 (b)
118,000 91,841
144A,8.00%, 9/20/25 (b)
100,000 77,832
United Airlines, Inc.
144A,4.375%, 4/15/26
375,000 369,912
144A,4.625%, 4/15/29
368,000 353,902
(Cost $1,582,172)
1,562,728
Apparel — 0.3%
Hanesbrands, Inc.,144A,4.875%,
5/15/26
170,000 167,847
VF Corp.
2.40%, 4/23/25
174,000 172,039
2.80%, 4/23/27
87,000 82,049
(Cost $424,627)
421,935
Auto Manufacturers — 0.3%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
96,000 94,011
144A,5.875%, 6/1/29
90,000 90,631
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
201,000 197,623
(Cost $379,931)
382,265
Auto Parts & Equipment — 2.1%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26
122,000 120,783
144A,7.00%, 4/15/28
108,000 110,529
American Axle & Manufacturing,
Inc.
6.50%, 4/1/27
89,000 89,048
6.875%, 7/1/28
75,000 75,258
5.00%, 10/1/29 (a)
122,000 113,482
Clarios Global LP / Clarios US
Finance Co.
144A,6.25%, 5/15/26
189,000 189,278
144A,8.50%, 5/15/27
282,000 283,993
144A,6.75%, 5/15/28
133,000 136,372
Dana, Inc.
5.375%, 11/15/27
96,000 95,481
5.625%, 6/15/28
58,000 57,743
Goodyear Tire & Rubber Co.
9.50%, 5/31/25
75,000 75,695
5.00%, 5/31/26
190,000 188,096
4.875%, 3/15/27
134,000 131,209
5.00%, 7/15/29 (a)
159,000 148,949
Tenneco, Inc.,144A,8.00%,
11/17/28
373,000 354,953
ZF North America Capital, Inc.
144A,4.75%, 4/29/25
258,000 256,654
144A,6.875%, 4/14/28
107,000 107,563
(Cost $2,487,924)
2,535,086

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Distribution/Wholesale — 0.4%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
129,000 123,950
144A,3.875%, 11/15/29
76,000 70,367
H&E Equipment Services,
Inc.,144A,3.875%, 12/15/28
243,000 225,369
Ritchie Bros Holdings,
Inc.,144A,6.75%, 3/15/28
99,000 102,049
(Cost $516,861)
521,735
Entertainment — 2.7%
Allwyn Entertainment Financing
UK PLC,144A,7.875%, 4/30/29
150,000 155,184
AMC Entertainment Holdings,
Inc.,144A,7.50%, 2/15/29
180,000 160,750
Banijay Entertainment
SAS,144A,8.125%, 5/1/29
81,000 84,418
Caesars Entertainment,
Inc.,144A,4.625%, 10/15/29 (a)
220,000 207,347
Cedar Fair LP / Canada's
Wonderland Co. / Magnum
Management Corp. /
Millennium Op
5.375%, 4/15/27
160,000 159,245
5.25%, 7/15/29
100,000 97,148
Churchill Downs, Inc.
144A,5.50%, 4/1/27
77,000 76,899
144A,4.75%, 1/15/28
160,000 156,312
Cinemark USA, Inc.,144A,5.25%,
7/15/28 (a)
159,000 155,591
International Game Technology
PLC
144A,4.125%, 4/15/26
137,000 134,878
144A,6.25%, 1/15/27
162,000 163,755
144A,5.25%, 1/15/29
133,000 130,732
Light & Wonder International,
Inc.
144A,7.00%, 5/15/28
176,000 176,891
144A,7.25%, 11/15/29
90,000 92,959
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27
214,000 217,348
144A,4.75%, 10/15/27
211,000 206,760
144A,3.75%, 1/15/28
94,000 89,402
Mohegan Tribal Gaming
Authority
144A,8.00%, 2/1/26
213,000 211,843
144A,13.25%, 12/15/27
93,000 105,718
Motion Bondco
DAC,144A,6.625%, 11/15/27
74,000 69,358
Penn Entertainment, Inc.
144A,5.625%, 1/15/27
93,000 92,314
144A,4.125%, 7/1/29 (a)
76,000 69,248
Principal
Amount $ Value $
Premier Entertainment Sub
LLC / Premier Entertainment
Finance Corp.,144A,5.625%,
9/1/29
148,000 108,879
Wynn Resorts Finance LLC
/ Wynn Resorts Capital
Corp.,144A,5.125%, 10/1/29
150,000 146,263
(Cost $3,205,926)
3,269,242
Food Service — 0.4%
Aramark Services, Inc.
144A,5.00%, 4/1/25
114,000 113,960
144A,5.00%, 2/1/28
204,000 199,927
TKC Holdings, Inc.
144A,6.875%, 5/15/28
76,000 76,334
144A,10.50%, 5/15/29
132,000 135,571
(Cost $509,977)
525,792
Home Builders — 0.6%
Brookfield Residential
Properties, Inc. /
Brookfield Residential US
LLC,144A,6.25%, 9/15/27
100,000 99,919
Century Communities, Inc.
6.75%, 6/1/27
103,000 103,699
144A,3.875%, 8/15/29
100,000 91,620
LGI Homes, Inc.,144A,8.75%,
12/15/28
70,000 74,307
Mattamy Group
Corp.,144A,5.25%, 12/15/27
129,000 127,613
Taylor Morrison Communities,
Inc.
144A,5.875%, 6/15/27
107,000 108,346
144A,5.75%, 1/15/28
90,000 90,600
(Cost $678,307)
696,104
Home Furnishings — 0.1%
Tempur Sealy International,
Inc.,144A,4.00%, 4/15/29
(Cost $147,710)
163,000 151,765
Housewares — 0.4%
Newell Brands, Inc.
5.70%, 4/1/26
227,000 228,495
6.375%, 9/15/27 (a)
99,000 100,694
6.625%, 9/15/29
93,000 95,649
Scotts Miracle-Gro Co.,4.50%,
10/15/29
90,000 84,853
(Cost $502,832)
509,691
Leisure Time — 3.2%
Carnival Corp.
144A,7.625%, 3/1/26
290,000 292,091
144A,5.75%, 3/1/27
486,000 488,421
144A,6.00%, 5/1/29
430,000 431,867
Carnival Holdings Bermuda
Ltd.,144A,10.375%, 5/1/28
405,000 435,000

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Life Time, Inc.
144A,5.75%, 1/15/26
165,000 165,044
144A,8.00%, 4/15/26
100,000 100,461
NCL Corp. Ltd.
144A,5.875%, 3/15/26
265,000 265,210
144A,5.875%, 2/15/27
178,000 178,320
144A,8.375%, 2/1/28
150,000 157,073
144A,8.125%, 1/15/29
150,000 159,300
144A,7.75%, 2/15/29
127,000 135,597
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26
140,000 138,348
144A,5.50%, 8/31/26
178,000 178,615
144A,5.375%, 7/15/27
218,000 217,836
3.70%, 3/15/28
113,000 107,874
144A,5.50%, 4/1/28
270,000 270,247
Sabre GLBL, Inc.,144A,8.625%,
6/1/27 (a)
177,000 175,085
(Cost $3,793,005)
3,896,389
Lodging — 2.2%
Boyd Gaming Corp.,4.75%,
12/1/27
198,000 193,690
Hilton Domestic Operating Co.,
Inc.
144A,5.375%, 5/1/25
111,000 110,746
144A,5.75%, 5/1/28
89,000 89,140
144A,5.875%, 4/1/29
102,000 102,979
144A,3.75%, 5/1/29
162,000 151,156
Hilton Grand Vacations Borrower
LLC / Hilton Grand Vacations
Borrower, Inc.,144A,5.00%,
6/1/29
162,000 154,042
Marriott Ownership Resorts,
Inc.,144A,4.50%, 6/15/29
89,000 83,753
Melco Resorts Finance Ltd.
144A,4.875%, 6/6/25
172,000 170,624
144A,5.25%, 4/26/26
95,000 93,445
144A,5.625%, 7/17/27
127,000 123,346
144A,5.75%, 7/21/28
151,000 143,691
MGM Resorts International
4.625%, 9/1/26
71,000 70,680
5.50%, 4/15/27
120,000 120,040
4.75%, 10/15/28
149,000 144,681
6.125%, 9/15/29
160,000 161,927
Station Casinos LLC,144A,4.50%,
2/15/28
133,000 127,350
Studio City Finance Ltd.
144A,6.50%, 1/15/28
105,000 101,926
144A,5.00%, 1/15/29
215,000 195,100
Travel + Leisure Co.
144A,6.625%, 7/31/26
125,000 126,571
6.00%, 4/1/27
83,000 83,855
Principal
Amount $ Value $
Wynn Las Vegas LLC /
Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27
160,000 159,179
(Cost $2,654,547)
2,707,921
Retail — 4.3%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
287,000 273,394
144A,4.375%, 1/15/28
184,000 177,681
144A,3.50%, 2/15/29
135,000 125,428
144A,6.125%, 6/15/29
213,000 216,729
144A,5.625%, 9/15/29
87,000 87,163
Asbury Automotive Group, Inc.
4.50%, 3/1/28
72,000 70,039
144A,4.625%, 11/15/29
160,000 152,030
Bath & Body Works, Inc.
5.25%, 2/1/28
79,000 78,654
7.50%, 6/15/29 (a)
90,000 93,538
eG Global Finance
PLC,144A,12.00%, 11/30/28
223,000 250,224
Ferrellgas LP / Ferrellgas
Finance Corp.
144A,5.375%, 4/1/26
113,000 112,057
144A,5.875%, 4/1/29
160,000 150,405
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co.,
Inc.,144A,4.625%, 1/15/29
198,000 186,174
FirstCash, Inc.,144A,4.625%,
9/1/28
92,000 88,359
Gap, Inc.,144A,3.625%, 10/1/29
140,000 127,329
Group 1 Automotive,
Inc.,144A,4.00%, 8/15/28
150,000 141,856
LCM Investments Holdings II
LLC,144A,4.875%, 5/1/29
193,000 182,735
Lithia Motors, Inc.
144A,4.625%, 12/15/27
55,000 53,476
144A,3.875%, 6/1/29
176,000 163,244
Michaels Cos., Inc.
144A,5.25%, 5/1/28 (a)
175,000 127,191
144A,7.875%, 5/1/29
213,000 115,082
Murphy Oil USA, Inc.,4.75%,
9/15/29
107,000 103,313
NMG Holding Co., Inc. /
Neiman Marcus Group
LLC,144A,8.50%, 10/1/28
212,000 215,722
Penske Automotive Group, Inc.
3.50%, 9/1/25
110,000 108,611
3.75%, 6/15/29
93,000 85,855
PetSmart, Inc. / PetSmart
Finance Corp.
144A,4.75%, 2/15/28
222,000 212,196
144A,7.75%, 2/15/29
236,000 232,322
QVC, Inc.
4.45%, 2/15/25
99,000 98,735

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
144A,6.875%, 4/15/29 (a)
119,000 101,058
Sonic Automotive,
Inc.,144A,4.625%, 11/15/29
120,000 112,904
Staples, Inc.,144A,10.75%, 9/1/29
483,000 476,809
Victra Holdings LLC / Victra
Finance Corp.,144A,8.75%,
9/15/29
79,000 83,481
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26
270,000 261,535
8.125%, 8/15/29 (a)
146,000 147,110
(Cost $5,192,744)
5,212,439
Consumer, Non-cyclical
— 16.2%
Agriculture — 0.1%
Darling Ingredients,
Inc.,144A,5.25%, 4/15/27
(Cost $97,276)
99,000 97,971
Beverages — 0.1%
Primo Water Holdings,
Inc.,144A,4.375%, 4/30/29
(Cost $143,526)
155,000 146,182
Commercial Services — 4.4%
ADT Security Corp.,144A,4.125%,
8/1/29
187,000 175,351
Albion Financing 1 SARL
/ Aggreko Holdings,
Inc.,144A,6.125%, 10/15/26
94,000 94,157
Albion Financing 2
SARL,144A,8.75%, 4/15/27
122,000 124,622
Allied Universal Holdco LLC /
Allied Universal Finance Corp.
144A,9.75%, 7/15/27
167,000 168,636
144A,6.00%, 6/1/29 (a)
186,000 170,870
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
242,000 228,445
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,5.75%, 7/15/27
91,000 90,495
144A,4.75%, 4/1/28
96,000 91,037
144A,5.375%, 3/1/29 (a)
115,000 109,217
Belron UK Finance
PLC,144A,5.75%, 10/15/29
230,000 230,459
Block, Inc.,2.75%, 6/1/26
193,000 186,580
Brink's Co.
144A,4.625%, 10/15/27
107,000 104,530
144A,6.50%, 6/15/29
72,000 73,657
EquipmentShare.com,
Inc.,144A,9.00%, 5/15/28
205,000 214,056
Garda World Security Corp.
144A,4.625%, 2/15/27
136,000 132,901
Principal
Amount $ Value $
144A,7.75%, 2/15/28
71,000 73,677
144A,6.00%, 6/1/29
90,000 85,517
GEO Group, Inc.,8.625%,
4/15/29
123,000 130,193
Herc Holdings, Inc.
144A,5.50%, 7/15/27
234,000 233,038
144A,6.625%, 6/15/29
150,000 153,761
Hertz Corp.
144A,4.625%, 12/1/26
101,000 87,469
144A,12.625%, 7/15/29 (a)
141,000 153,176
Prime Security Services
Borrower LLC / Prime
Finance, Inc.
144A,5.75%, 4/15/26
240,000 240,410
144A,3.375%, 8/31/27
210,000 197,641
144A,6.25%, 1/15/28
264,000 264,005
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29
199,000 204,587
144A,10.875%, 8/1/29
100,000 102,076
Service Corp. International
4.625%, 12/15/27
128,000 125,912
5.125%, 6/1/29
130,000 128,235
Sotheby's,144A,7.375%, 10/15/27
161,000 160,009
United Rentals North America,
Inc.
5.50%, 5/15/27
87,000 87,040
3.875%, 11/15/27
163,000 157,509
4.875%, 1/15/28
307,000 302,540
Williams Scotsman, Inc.
144A,6.125%, 6/15/25
90,000 89,960
144A,4.625%, 8/15/28
94,000 90,529
144A,6.625%, 6/15/29
106,000 108,097
(Cost $5,268,916)
5,370,394
Cosmetics/Personal Care
— 0.4%
Coty, Inc.,144A,5.00%, 4/15/26
119,000 118,636
Edgewell Personal Care Co.
144A,5.50%, 6/1/28
163,000 161,284
144A,4.125%, 4/1/29
89,000 83,447
Perrigo Finance Unlimited
Co.,3.90%, 12/15/24
95,000 94,856
Prestige Brands,
Inc.,144A,5.125%, 1/15/28
92,000 90,870
(Cost $542,404)
549,093
Food — 1.8%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,3.25%, 3/15/26
133,000 129,072
144A,7.50%, 3/15/26
70,000 70,664
144A,4.625%, 1/15/27
251,000 246,253
144A,5.875%, 2/15/28
130,000 129,725
144A,6.50%, 2/15/28
141,000 143,930

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
144A,3.50%, 3/15/29
240,000 222,571
B&G Foods, Inc.
5.25%, 9/15/27 (a)
108,000 103,313
144A,8.00%, 9/15/28
142,000 146,297
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.,144A,9.00%,
2/15/29
203,000 212,781
Lamb Weston Holdings,
Inc.,144A,4.875%, 5/15/28
102,000 100,014
Performance Food Group, Inc.
144A,5.50%, 10/15/27
218,000 217,012
144A,4.25%, 8/1/29
180,000 169,392
Post Holdings, Inc.,144A,5.625%,
1/15/28
66,000 66,619
US Foods, Inc.
144A,6.875%, 9/15/28
93,000 96,210
144A,4.75%, 2/15/29
180,000 173,828
(Cost $2,199,276)
2,227,681
Healthcare-Products — 2.3%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
280,000 270,749
144A,3.875%, 11/1/29
160,000 148,687
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
269,000 281,499
Hologic, Inc.
144A,4.625%, 2/1/28
117,000 114,952
144A,3.25%, 2/15/29
151,000 138,928
Medline Borrower LP
144A,3.875%, 4/1/29
871,000 817,139
144A,5.25%, 10/1/29
485,000 473,896
Medline Borrower LP/Medline
Co.-Issuer, Inc.,144A,6.25%,
4/1/29
297,000 302,886
Teleflex, Inc.
4.625%, 11/15/27
111,000 108,695
144A,4.25%, 6/1/28
105,000 100,875
(Cost $2,704,066)
2,758,306
Healthcare-Services — 3.8%
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27
87,000 86,934
144A,3.125%, 2/15/29
98,000 96,617
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
101,000 97,013
144A,3.75%, 3/15/29
93,000 86,432
CHS/Community Health
Systems, Inc.
144A,5.625%, 3/15/27
331,000 320,622
144A,8.00%, 12/15/27
134,000 134,556
144A,6.875%, 4/1/28
124,000 97,040
144A,6.00%, 1/15/29
142,000 132,639
144A,6.875%, 4/15/29
236,000 190,639
Principal
Amount $ Value $
Encompass Health Corp.,4.50%,
2/1/28
147,000 143,373
IQVIA, Inc.
144A,5.00%, 10/15/26
215,000 212,474
144A,5.00%, 5/15/27
187,000 185,065
LifePoint Health, Inc.
144A,4.375%, 2/15/27
147,000 142,873
144A,5.375%, 1/15/29 (a)
89,000 80,400
Molina Healthcare,
Inc.,144A,4.375%, 6/15/28
149,000 142,506
MPH Acquisition Holdings LLC
144A,5.50%, 9/1/28
202,000 140,359
144A,5.75%, 11/1/28 (a)
194,000 91,126
Prime Healthcare Services,
Inc.,144A,9.375%, 9/1/29
292,000 296,842
Radiology Partners,
Inc.,144A,4.275% Cash 3.50%
PIK,PIK, 1/31/29
129,538 129,052
Select Medical
Corp.,144A,6.25%, 8/15/26
217,000 219,508
Tenet Healthcare Corp.
6.25%, 2/1/27
364,000 364,588
5.125%, 11/1/27
214,000 212,213
4.625%, 6/15/28
122,000 118,483
6.125%, 10/1/28
482,000 483,594
4.25%, 6/1/29
304,000 287,293
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
144,000 149,647
(Cost $4,642,323)
4,641,888
Pharmaceuticals — 3.3%
AdaptHealth LLC,144A,4.625%,
8/1/29 (a)
101,000 92,252
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26
114,000 110,764
144A,8.50%, 1/31/27
128,000 106,040
Bausch Health Cos., Inc.
144A,5.50%, 11/1/25
293,000 286,834
144A,9.00%, 12/15/25
104,000 102,421
144A,6.125%, 2/1/27
203,000 187,843
144A,5.75%, 8/15/27
89,000 79,373
144A,5.00%, 1/30/28
87,000 58,747
144A,4.875%, 6/1/28
303,000 250,992
144A,11.00%, 9/30/28
338,000 331,522
144A,5.00%, 2/15/29
91,000 54,950
144A,6.25%, 2/15/29 (a)
163,000 104,800
Cheplapharm Arzneimittel
GmbH,144A,5.50%, 1/15/28
93,000 89,467
Grifols SA,144A,4.75%, 10/15/28
(a)
154,000 140,656
HLF Financing Sarl LLC /
Herbalife International,
Inc,144A,12.25%, 4/15/29
166,000 175,182

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
HLF Financing Sarl LLC /
Herbalife International,
Inc.,144A,4.875%, 6/1/29
113,000 82,197
Jazz Securities
DAC,144A,4.375%, 1/15/29
282,000 268,084
Organon & Co. / Organon
Foreign Debt Co.-Issuer
BV,144A,4.125%, 4/30/28
417,000 395,563
Owens & Minor,
Inc.,144A,4.50%, 3/31/29 (a)
95,000 86,056
Teva Pharmaceutical Finance
Netherlands III BV
7.125%, 1/31/25
101,000 101,027
3.15%, 10/1/26
680,000 651,630
6.75%, 3/1/28
234,000 240,837
(Cost $3,748,987)
3,997,237
Diversified — 0.1%
Holding Companies-Diversified
— 0.1%
Benteler International
AG,144A,10.50%, 5/15/28
(Cost $101,113)
99,000 103,814
Energy — 10.1%
Energy-Alternate Sources
— 0.0%
Sunnova Energy
Corp.,144A,11.75%, 10/1/28
(Cost $66,388)
77,000 61,077
Oil & Gas — 4.4%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,7.50%, 10/1/29
192,000 199,264
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,8.25%, 12/31/28
100,000 102,443
144A,5.875%, 6/30/29
70,000 68,924
California Resources
Corp.,144A,8.25%, 6/15/29
177,000 181,765
Civitas Resources, Inc.
144A,5.00%, 10/15/26
81,000 79,856
144A,8.375%, 7/1/28
245,000 256,030
CNX Resources
Corp.,144A,6.00%, 1/15/29
115,000 115,131
Comstock Resources, Inc.
144A,6.75%, 3/1/29
240,000 236,797
144A,6.75%, 3/1/29
71,000 69,677
Crescent Energy Finance
LLC,144A,9.25%, 2/15/28
183,000 192,498
CVR Energy, Inc.
144A,5.75%, 2/15/28
80,000 75,753
144A,8.50%, 1/15/29
117,000 115,070
Principal
Amount $ Value $
Encino Acquisition Partners
Holdings LLC,144A,8.50%,
5/1/28
132,000 135,391
Energean PLC,144A,6.50%,
4/30/27
100,000 100,266
Ithaca Energy North Sea
PLC,144A,8.125%, 10/15/29
145,000 146,118
Kosmos Energy Ltd.,144A,7.50%,
3/1/28
80,000 76,236
Leviathan Bond Ltd.
144A,REGS, 6.125%, 6/30/25
142,000 141,661
144A,REGS, 6.50%, 6/30/27
108,000 105,570
Matador Resources
Co.,144A,6.875%, 4/15/28
88,000 90,159
Medco Maple Tree Pte
Ltd.,144A,8.96%, 4/27/29
98,000 103,473
Northern Oil & Gas,
Inc.,144A,8.125%, 3/1/28
134,000 137,085
Parkland Corp.
144A,5.875%, 7/15/27
128,000 127,882
144A,4.50%, 10/1/29
145,000 135,928
PBF Holding Co. LLC / PBF
Finance Corp.,6.00%, 2/15/28
150,000 148,511
Permian Resources Operating
LLC
144A,8.00%, 4/15/27
96,000 98,943
144A,5.875%, 7/1/29
138,000 137,405
Puma International Financing
SA,144A,7.75%, 4/25/29
104,000 106,554
Range Resources Corp.
4.875%, 5/15/25
151,000 150,769
8.25%, 1/15/29
100,000 103,142
SM Energy Co.
6.75%, 9/15/26
75,000 75,229
6.625%, 1/15/27
94,000 94,126
6.50%, 7/15/28
89,000 89,249
144A,6.75%, 8/1/29
140,000 141,103
Sunoco LP,144A,7.00%, 5/1/29
153,000 158,835
Sunoco LP / Sunoco Finance
Corp.
6.00%, 4/15/27
130,000 130,450
144A,7.00%, 9/15/28
109,000 112,291
4.50%, 5/15/29
150,000 143,191
Talos Production,
Inc.,144A,9.00%, 2/1/29
113,000 118,304
TGNR Intermediate Holdings
LLC,144A,5.50%, 10/15/29
143,000 135,604
Transocean, Inc.
144A,8.00%, 2/1/27
121,000 121,323
144A,8.25%, 5/15/29
174,000 175,949
Tullow Oil PLC,144A,7.00%,
3/1/25
116,000 112,458
(Cost $5,276,086)
5,346,413

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Oil & Gas Services — 0.4%
Archrock Partners LP /
Archrock Partners Finance
Corp.,144A,6.25%, 4/1/28
142,000 142,635
USA Compression Partners LP
/ USA Compression Finance
Corp.
6.875%, 9/1/27
139,000 139,981
144A,7.125%, 3/15/29
188,000 192,732
Viridien,144A,8.75%, 4/1/27
99,000 96,837
(Cost $559,372)
572,185
Pipelines — 5.3%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 3/1/27
104,000 103,971
144A,5.75%, 1/15/28
126,000 125,696
144A,5.375%, 6/15/29
150,000 146,996
Blue Racer Midstream LLC
/ Blue Racer Finance
Corp.,144A,7.00%, 7/15/29
113,000 116,573
Buckeye Partners LP
144A,4.125%, 3/1/25
77,000 76,625
3.95%, 12/1/26
107,000 104,341
4.125%, 12/1/27
80,000 77,041
144A,4.50%, 3/1/28
99,000 95,395
144A,6.875%, 7/1/29
112,000 114,330
Delek Logistics Partners LP
/ Delek Logistics Finance
Corp.,144A,8.625%, 3/15/29
204,000 212,842
DT Midstream, Inc.,144A,4.125%,
6/15/29
202,000 192,004
EQM Midstream Partners LP
144A,6.00%, 7/1/25
78,000 78,183
4.125%, 12/1/26
89,000 88,838
144A,7.50%, 6/1/27
79,000 81,221
144A,6.50%, 7/1/27
194,000 199,297
5.50%, 7/15/28
158,000 160,700
144A,4.50%, 1/15/29
149,000 144,667
144A,6.375%, 4/1/29
112,000 114,394
Genesis Energy LP / Genesis
Energy Finance Corp.
8.00%, 1/15/27
183,000 187,029
7.75%, 2/1/28
151,000 152,945
8.25%, 1/15/29
112,000 114,562
Global Partners LP / GLP
Finance Corp.,7.00%, 8/1/27
(a)
85,000 85,901
Harvest Midstream I
LP,144A,7.50%, 9/1/28
142,000 145,362
Hess Midstream Operations LP
144A,5.625%, 2/15/26
151,000 150,919
144A,5.125%, 6/15/28
118,000 116,038
144A,6.50%, 6/1/29
110,000 112,782
Principal
Amount $ Value $
Howard Midstream Energy
Partners LLC,144A,8.875%,
7/15/28
90,000 95,624
ITT Holdings LLC,144A,6.50%,
8/1/29
241,000 225,899
New Fortress Energy, Inc.
144A,6.50%, 9/30/26 (a)
294,000 274,510
144A,8.75%, 3/15/29 (a)
145,000 118,672
NGL Energy Operating LLC
/ NGL Energy Finance
Corp.,144A,8.125%, 2/15/29
174,000 178,360
NuStar Logistics LP
5.75%, 10/1/25
130,000 129,865
6.00%, 6/1/26
87,000 87,560
5.625%, 4/28/27
98,000 98,262
Rockies Express Pipeline LLC
144A,3.60%, 5/15/25
101,000 100,027
144A,4.95%, 7/15/29
98,000 93,839
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,6.00%, 3/1/27
76,000 76,048
144A,5.50%, 1/15/28
168,000 163,751
144A,7.375%, 2/15/29
153,000 155,831
Venture Global Calcasieu Pass
LLC,144A,3.875%, 8/15/29
273,000 253,760
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
480,000 501,985
144A,9.50%, 2/1/29
539,000 602,450
(Cost $6,386,253)
6,455,095
Financial — 12.9%
Banks — 0.6%
Freedom Mortgage Corp.
144A,7.625%, 5/1/26
108,000 108,886
144A,6.625%, 1/15/27
134,000 133,768
144A,12.00%, 10/1/28
146,000 158,830
Intesa Sanpaolo
SpA,144A,5.71%, 1/15/26
272,000 272,946
(Cost $657,562)
674,430
Diversified Financial Services
— 4.8%
AG Issuer LLC,144A,6.25%,
3/1/28
117,000 116,114
AG TTMT Escrow Issuer
LLC,144A,8.625%, 9/30/27
107,000 111,574
Ally Financial, Inc.,,
SUBORDINATED, 11/20/25
206,000 206,935
Bread Financial Holdings,
Inc.,144A,9.75%, 3/15/29
162,000 174,087
Coinbase Global,
Inc.,144A,3.375%, 10/1/28
193,000 175,338
Credit Acceptance
Corp.,144A,9.25%, 12/15/28
107,000 114,115
Encore Capital Group,
Inc.,144A,9.25%, 4/1/29
90,000 96,816

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Enova International, Inc.
144A,11.25%, 12/15/28
81,000 88,064
144A,9.125%, 8/1/29
90,000 94,545
Freedom Mortgage Holdings
LLC,144A,9.25%, 2/1/29
210,000 217,806
goeasy Ltd.
144A,9.25%, 12/1/28
119,000 127,462
144A,7.625%, 7/1/29
110,000 114,230
Jane Street Group / JSG
Finance, Inc.,144A,4.50%,
11/15/29
120,000 114,321
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.,144A,5.00%,
8/15/28
186,000 174,354
LD Holdings Group
LLC,144A,6.125%, 4/1/28
95,000 82,479
Midcap Financial Issuer
Trust,144A,6.50%, 5/1/28
192,000 187,824
Nationstar Mortgage Holdings,
Inc.
144A,5.00%, 2/1/26
89,000 88,349
144A,6.00%, 1/15/27
97,000 97,092
144A,5.50%, 8/15/28
193,000 189,798
144A,6.50%, 8/1/29
135,000 136,481
Navient Corp.
6.75%, 6/25/25
92,000 92,458
6.75%, 6/15/26
104,000 105,874
5.00%, 3/15/27
124,000 122,436
4.875%, 3/15/28
93,000 89,283
5.50%, 3/15/29
152,000 145,679
OneMain Finance Corp.
7.125%, 3/15/26
284,000 290,374
3.50%, 1/15/27
155,000 149,036
6.625%, 1/15/28
133,000 135,793
3.875%, 9/15/28
114,000 106,446
9.00%, 1/15/29
170,000 181,066
6.625%, 5/15/29
171,000 174,685
5.375%, 11/15/29
161,000 156,858
Osaic Holdings,
Inc.,144A,10.75%, 8/1/27
83,000 86,001
PennyMac Financial Services,
Inc.
144A,5.375%, 10/15/25
114,000 113,837
144A,4.25%, 2/15/29
125,000 117,719
PHH Escrow Issuer
LLC,144A,9.875%, 11/1/29
95,000 92,017
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26
219,000 209,204
144A,3.625%, 3/1/29
155,000 143,152
SLM Corp.
4.20%, 10/29/25
119,000 117,391
3.125%, 11/2/26
109,000 103,832
Principal
Amount $ Value $
United Wholesale Mortgage LLC
144A,5.50%, 11/15/25
146,000 145,793
144A,5.75%, 6/15/27
110,000 109,305
144A,5.50%, 4/15/29
130,000 125,887
(Cost $5,683,378)
5,821,910
Insurance — 1.2%
Acrisure LLC / Acrisure Finance,
Inc.
144A,4.25%, 2/15/29
144,000 136,499
144A,8.50%, 6/15/29
98,000 102,097
144A,6.00%, 8/1/29
100,000 95,891
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co-Issuer
144A,4.25%, 10/15/27
151,000 144,012
144A,6.75%, 10/15/27
258,000 257,822
144A,6.75%, 4/15/28
232,000 234,451
144A,5.875%, 11/1/29
86,000 82,962
AmWINS Group,
Inc.,144A,6.375%, 2/15/29
133,000 134,364
AssuredPartners,
Inc.,144A,5.625%, 1/15/29
116,000 110,596
FWD Group Holdings
Ltd.,144A,8.40%, 4/5/29
175,000 185,550
(Cost $1,454,286)
1,484,244
Investment Companies — 0.2%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
9.75%, 1/15/29
135,000 138,782
144A,10.00%, 11/15/29
90,000 92,415
(Cost $230,682)
231,197
Real Estate — 0.6%
Anywhere Real Estate Group
LLC / Realogy Co-Issuer
Corp,144A,5.75%, 1/15/29 (a)
108,000 93,925
Cushman & Wakefield US
Borrower LLC,144A,6.75%,
5/15/28
120,000 121,412
Howard Hughes Corp.
144A,5.375%, 8/1/28
148,000 145,373
144A,4.125%, 2/1/29
127,000 118,880
Hunt Cos., Inc.,144A,5.25%,
4/15/29
120,000 113,959
Kennedy-Wilson, Inc.,4.75%,
3/1/29
117,000 108,320
(Cost $667,115)
701,869
Real Estate Investment Trusts
— 4.9%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29
91,000 81,120
Brandywine Operating
Partnership LP
3.95%, 11/15/27
80,000 75,657

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
8.875%, 4/12/29
83,000 89,699
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26
168,000 167,273
144A,4.50%, 4/1/27
133,000 128,131
Diversified Healthcare Trust
9.75%, 6/15/25
76,000 76,039
4.75%, 2/15/28 (a)
99,000 84,790
Global Net Lease, Inc. /
Global Net Lease Operating
Partnership LP,144A,3.75%,
12/15/27
89,000 82,635
Hudson Pacific Properties LP
3.95%, 11/1/27
81,000 71,906
4.65%, 4/1/29 (a)
91,000 74,160
Iron Mountain, Inc.
144A,4.875%, 9/15/27
179,000 176,409
144A,5.25%, 3/15/28
193,000 190,116
144A,5.00%, 7/15/28
103,000 100,547
144A,7.00%, 2/15/29
208,000 214,934
144A,4.875%, 9/15/29
172,000 165,777
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.
144A,4.25%, 2/1/27
129,000 125,662
144A,4.75%, 6/15/29
125,000 119,739
MPT Operating Partnership LP /
MPT Finance Corp.
5.25%, 8/1/26 (a)
99,000 89,840
5.00%, 10/15/27 (a)
276,000 233,464
4.625%, 8/1/29 (a)
171,000 125,204
Necessity Retail REIT Inc/The /
American Finance Operating
Partner LP,144A,4.50%,
9/30/28
101,000 93,852
Office Properties Income
Trust,4.50%, 2/1/25
52,000 51,693
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
159,000 157,955
144A,4.875%, 5/15/29
143,000 137,406
RHP Hotel Properties LP / RHP
Finance Corp.
4.75%, 10/15/27
124,000 121,813
144A,7.25%, 7/15/28
73,000 75,813
144A,4.50%, 2/15/29
115,000 110,340
Rithm Capital Corp.,144A,8.00%,
4/1/29
150,000 150,482
RLJ Lodging Trust LP
144A,3.75%, 7/1/26
89,000 86,679
144A,4.00%, 9/15/29
110,000 100,508
SBA Communications Corp.
3.875%, 2/15/27
307,000 298,475
Principal
Amount $ Value $
3.125%, 2/1/29
277,000 253,630
Service Properties Trust
4.75%, 10/1/26
123,000 118,559
4.95%, 2/15/27
86,000 81,899
5.50%, 12/15/27
80,000 76,615
3.95%, 1/15/28
81,000 70,543
8.375%, 6/15/29
127,000 126,244
4.95%, 10/1/29
81,000 66,131
Starwood Property Trust, Inc.
144A,3.75%, 12/31/24
57,000 56,998
144A,3.625%, 7/15/26
70,000 67,624
144A,4.375%, 1/15/27
102,000 99,444
144A,7.25%, 4/1/29
110,000 113,405
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital
LLC
144A,10.50%, 2/15/28
528,000 561,387
144A,4.75%, 4/15/28
109,000 102,045
144A,6.50%, 2/15/29
224,000 196,679
Vornado Realty LP
3.50%, 1/15/25
120,000 119,601
2.15%, 6/1/26
71,000 67,666
(Cost $5,911,696)
6,036,588
REITS — 0.1%
Office Properties Income
Trust,144A,9.00%, 9/30/29
114,000 99,750
Pebblebrook Hotel LP / PEB
Finance Corp.,144A,6.375%,
10/15/29
73,000 73,326
(Cost $170,959)
173,076
Venture Capital — 0.5%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
6.25%, 5/15/26
230,000 226,834
5.25%, 5/15/27
300,000 288,659
4.375%, 2/1/29
146,000 126,216
(Cost $647,294)
641,709
Industrial — 8.8%
Aerospace/Defense — 2.0%
Bombardier, Inc.
144A,7.875%, 4/15/27
175,000 175,576
144A,6.00%, 2/15/28
146,000 145,955
144A,7.50%, 2/1/29 (a)
169,000 176,661
Spirit AeroSystems, Inc.,4.60%,
6/15/28 (a)
130,000 124,608
TransDigm, Inc.
5.50%, 11/15/27
498,000 494,192
144A,6.75%, 8/15/28
431,000 440,141
4.625%, 1/15/29
213,000 202,238
144A,6.375%, 3/1/29
541,000 550,493
4.875%, 5/1/29
153,000 145,973
(Cost $2,398,748)
2,455,837

12 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Building Materials — 0.7%
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28 (a)
136,000 134,148
Cornerstone Building Brands,
Inc.,144A,9.50%, 8/15/29
100,000 99,933
Smyrna Ready Mix Concrete
LLC,144A,6.00%, 11/1/28
205,000 203,419
Standard Industries, Inc.
144A,5.00%, 2/15/27
160,000 157,383
144A,4.75%, 1/15/28
178,000 173,131
Summit Materials LLC /
Summit Materials Finance
Corp.,144A,5.25%, 1/15/29
137,000 138,195
(Cost $891,441)
906,209
Electrical Components &
Equipment — 0.6%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28
101,000 97,873
144A,4.375%, 3/31/29
160,000 150,476
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
235,000 240,650
144A,6.375%, 3/15/29
188,000 192,700
(Cost $665,978)
681,699
Electronics — 0.5%
Imola Merger Corp.,144A,4.75%,
5/15/29
397,000 381,365
Sensata Technologies
BV,144A,4.00%, 4/15/29
188,000 175,455
(Cost $555,137)
556,820
Engineering & Construction
— 0.4%
Arcosa, Inc.,144A,4.375%,
4/15/29
80,000 75,882
Fluor Corp.,4.25%, 9/15/28
95,000 91,812
HTA Group Ltd./
Mauritius,144A,7.50%, 6/4/29
161,000 164,117
IHS Holding Ltd.
144A,5.625%, 11/29/26
91,000 90,409
144A,6.25%, 11/29/28
100,000 94,683
(Cost $494,790)
516,903
Environmental Control — 0.9%
GFL Environmental, Inc.
144A,3.75%, 8/1/25
163,000 162,296
144A,5.125%, 12/15/26
83,000 82,775
144A,4.00%, 8/1/28
133,000 126,691
144A,3.50%, 9/1/28
135,000 127,602
144A,4.75%, 6/15/29
134,000 129,733
144A,4.375%, 8/15/29
136,000 129,059
Madison IAQ LLC
144A,4.125%, 6/30/28
189,000 181,567
144A,5.875%, 6/30/29
181,000 173,006
(Cost $1,092,161)
1,112,729
Principal
Amount $ Value $
Machinery-Construction &
Mining — 0.1%
Terex Corp.,144A,5.00%, 5/15/29
(Cost $120,365)
125,000 120,930
Machinery-Diversified — 0.6%
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC,144A,9.00%,
2/15/29
188,000 195,810
Maxim Crane Works Holdings
Capital LLC,144A,11.50%,
9/1/28
89,000 95,658
TK Elevator Holdco
GmbH,144A,7.625%, 7/15/28
110,000 110,497
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27
297,000 293,141
(Cost $683,313)
695,106
Miscellaneous Manufacturing
— 0.2%
Hillenbrand, Inc.,6.25%, 2/15/29
95,000 96,956
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
105,000 109,662
(Cost $202,594)
206,618
Packaging & Containers
— 2.6%
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,6.00%, 6/15/27
147,000 146,549
144A,3.25%, 9/1/28
106,000 95,525
144A,4.00%, 9/1/29
190,000 165,176
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
144A,4.125%, 8/15/26 (a)
239,000 203,877
144A,5.25%, 8/15/27 (a)
196,000 117,177
144A,5.25%, 8/15/27 (a)
158,000 94,459
Ball Corp.
6.875%, 3/15/28
133,000 137,654
6.00%, 6/15/29
208,000 211,848
Berry Global, Inc.,144A,5.625%,
7/15/27
90,000 90,122
Graphic Packaging International
LLC,144A,3.50%, 3/15/28
108,000 101,605
LABL, Inc.
144A,10.50%, 7/15/27 (a)
138,000 136,299
144A,5.875%, 11/1/28
99,000 88,625
144A,8.25%, 11/1/29
88,000 76,422
Mauser Packaging Solutions
Holding Co.
144A,7.875%, 4/15/27
502,000 514,523
144A,9.25%, 4/15/27
254,000 260,528
Owens-Brockway Glass
Container, Inc.,144A,6.625%,
5/13/27
129,000 128,902

DBX ETF Trust | 13
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Pactiv Evergreen Group Issuer,
Inc. /Pactiv Evergreen Group
Issuer LLC,144A,4.00%,
10/15/27
190,000 181,979
Sealed Air Corp.
144A,4.00%, 12/1/27
80,000 76,815
144A,6.125%, 2/1/28
144,000 145,539
144A,5.00%, 4/15/29
90,000 87,452
Silgan Holdings, Inc.,4.125%,
2/1/28
109,000 104,916
(Cost $3,215,291)
3,165,992
Transportation — 0.1%
Seaspan Corp.,144A,5.50%,
8/1/29
(Cost $141,057)
148,000 139,879
Trucking & Leasing — 0.1%
Fortress Transportation and
Infrastructure Investors
LLC,144A,5.50%, 5/1/28
(Cost $176,143)
188,000 185,884
Technology — 4.7%
Computers — 1.1%
CA Magnum
Holdings,144A,5.375%,
10/31/26
189,000 184,842
NCR Atleos Corp.,144A,9.50%,
4/1/29
251,000 274,868
NCR Voyix Corp.
144A,5.00%, 10/1/28
125,000 120,988
144A,5.125%, 4/15/29
74,000 71,135
Seagate HDD Cayman
4.75%, 1/1/25
56,000 55,901
4.875%, 6/1/27
94,000 93,285
4.091%, 6/1/29
102,000 96,482
Western Digital Corp.,4.75%,
2/15/26
444,000 440,951
(Cost $1,311,850)
1,338,452
Office/Business Equipment
— 0.1%
Xerox Holdings
Corp.,144A,5.50%, 8/15/28
(Cost $126,665)
143,000 118,449
Semiconductors — 0.6%
ams-OSRAM AG,144A,12.25%,
3/30/29
76,000 75,638
Entegris, Inc.
144A,4.375%, 4/15/28
100,000 95,900
144A,4.75%, 4/15/29
296,000 287,138
144A,3.625%, 5/1/29
85,000 78,334
Principal
Amount $ Value $
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
146,000 138,408
(Cost $663,161)
675,418
Software — 2.9%
Central Parent LLC / CDK Global
II LLC / CDK Financing Co.,
Inc.,144A,8.00%, 6/15/29
140,000 143,813
Central Parent, Inc. / CDK
Global, Inc.,144A,7.25%,
6/15/29
145,000 145,885
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28
164,000 154,230
144A,4.875%, 7/1/29
184,000 172,399
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
817,000 803,296
144A,9.00%, 9/30/29
726,000 735,701
Fair Isaac Corp.
144A,5.25%, 5/15/26
80,000 80,188
144A,4.00%, 6/15/28
180,000 171,831
Helios Software Holdings, Inc.
/ ION Corporate Solutions
Finance SARL,144A,8.75%,
5/1/29
132,000 134,931
Open Text Corp.,144A,3.875%,
2/15/28
165,000 155,891
PTC, Inc.
144A,3.625%, 2/15/25
62,000 61,848
144A,4.00%, 2/15/28
99,000 94,717
Rocket Software, Inc.
144A,9.00%, 11/28/28
150,000 155,951
144A,6.50%, 2/15/29
112,000 106,094
SS&C Technologies,
Inc.,144A,5.50%, 9/30/27
395,000 394,084
Twilio, Inc.,3.625%, 3/15/29
104,000 96,392
(Cost $3,550,732)
3,607,251
Utilities — 2.7%
Electric — 2.4%
Calpine Corp.
144A,4.50%, 2/15/28
234,000 226,540
144A,5.125%, 3/15/28
260,000 254,163
144A,4.625%, 2/1/29
140,000 133,820
Clearway Energy Operating
LLC,144A,4.75%, 3/15/28
161,000 156,384
Continuum Energy Aura Pte
Ltd.,144A,9.50%, 2/24/27
91,000 94,880
DPL, Inc.,4.125%, 7/1/25
84,000 83,585
NextEra Energy Operating
Partners LP
144A,3.875%, 10/15/26
114,000 108,981
144A,4.50%, 9/15/27
102,000 97,093
144A,7.25%, 1/15/29
146,000 149,530
NRG Energy, Inc.
5.75%, 1/15/28
150,000 150,295
144A,3.375%, 2/15/29
95,000 86,982

14 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Principal
Amount $ Value $
144A,5.25%, 6/15/29
140,000 137,408
144A,5.75%, 7/15/29
167,000 166,159
PG&E Corp.,5.00%, 7/1/28
178,000 174,925
TransAlta Corp.,7.75%, 11/15/29
70,000 73,728
Vistra Operations Co. LLC
144A,5.50%, 9/1/26
236,000 235,753
144A,5.625%, 2/15/27
225,000 225,206
144A,5.00%, 7/31/27
241,000 238,957
144A,4.375%, 5/1/29
237,000 226,725
(Cost $2,974,845)
3,021,114
Gas — 0.3%
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.875%, 8/20/26
145,000 142,636
5.75%, 5/20/27
93,000 89,395
144A,9.375%, 6/1/28
98,000 100,808
(Cost $335,506)
332,839
TOTAL CORPORATE BONDS
(Cost $117,006,778)
118,871,127
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 3.9%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.53%
(c)(d)
(Cost $4,759,633)
4,759,633 4,759,633
CASH EQUIVALENTS — 1.2%
DWS Government Money Market
Series "Institutional Shares",
4.59% (c)
(Cost $1,447,494)
1,447,494 1,447,494
TOTAL INVESTMENTS
— 102.2%
(Cost $123,213,905)
125,078,254
Other assets and liabilities,
net — (2.2%)
(2,683,974)
NET ASSETS — 100.0%
122,394,280
 (a)(b)
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
SECURITIES LENDING COLLATERAL — 3.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.53% (c)(d)
4,160,683 598,950 (e) — — — 24,972 — 4,759,633 4,759,633
CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series "Institutional Shares", 4.59% (c)
1,306,482 4,878,300 (4,737,288) — — 15,402 — 1,447,494 1,447,494
5,467,165 5,477,250 (4,737,288) — — 40,374 — 6,207,127 6,207,127
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $4,660,669, which is 3.8% of net assets.
(b)
Defaulted security or security for which income has been deemed uncollectible.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
REGS: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of,
U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 15
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
SHYL-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 118,871,127 $ — $ 118,871,127
Short-Term Investments (a)
6,207,127 — — 6,207,127
TOTAL
$ 6,207,127 $ 118,871,127 $ — $ 125,078,254
(a)
See Schedule of Investments for additional detailed categorizations.